Details of Significant Accounts - Employee benefit expenses, schedule of employee benefit expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
Wages and salaries	$ 12,286	$ 12,978
Remuneration to directors	467	345
Employee insurance fees	723	778
Pension costs	502	445
Employee stock options	287	900
Other personnel expenses	303	429
Employee benefit expenses	$ 14,568	$ 15,875